Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0
Federal net operating loss carryforwards			$ 7,019,000
Federal net operating loss carryforwards, expiration beginning year			2030
State net operating loss carryforwards			$ 7,038,000
Change in valuation allowance			739,510	$ 1,482,369
Uncertain tax positions			$ 0	$ 0